SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL
NOTE 22. SHARE CAPITAL
The subscribed and paid-in capital is the following:

Share capital	December 31, 2024	December 31, 2023
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares:
Ordinary shares with a nominal value of COP 500 pesos	509,704,584	509,704,584
Preferred shares with dividend without voting rights with nominal value of COP 500 pesos	452,122,416	452,122,416
Total subscribed and paid-in shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value, in millions of COP)	480,914	480,914
Dividends declared
The declaration, amount and payment of dividends are based on Bancolombia S.A.’s unconsolidated net income. Dividends must be approved at the ordinary general shareholders' meeting upon the recommendation of the Board of Directors. Under the Colombian Commercial Code, after payment of income taxes and appropriation of legal and other reserves, and after setting off losses from prior fiscal years, Bancolombia must distribute to its stockholders at least 50% of its annual net income or 70% of its annual net income if the total amount of reserves exceeds its outstanding capital, unless such minimum percentages are waived by an affirmative vote of the holders of at least 78% of the shares present at the stockholders’ meeting. Such dividend distribution must be made to all stockholders, in cash or in issued stock of Bancolombia, as may be determined by the stockholders, and within a year from the date of the annual general ordinary stockholders' meeting in which the dividend was declared.
The payment of dividends must be made in cash during the year following the applicable date for the annual general ordinary stockholders' meeting. If the payment is made in the Bank’s own equity securities instead of cash, that must be approved by 80% of the outstanding common shareholders and 80% of the outstanding preferred shares.
The annual net profits of Bancolombia must be applied as follows: (i) first, an amount equal to 10% of Bancolombia’s net profits to a legal reserve until such reserve is equal to at least 50% of the Bank’s paid-in capital; (ii) second, to the payment of the minimum dividend on the preferred shares; and (iii) third, as may be determined in the ordinary annual general ordinary stockholders' meeting by the vote of the holders of a majority of the shares entitled to vote.

Dividends declared with respect to net income earned in:	Cash dividends per share (Stated in COP)
2024	3,900
2023	3,536
2022	3,536
2021	3,120
2020	260
Common shares
The holders of common shares are entitled to vote on any matter subject to approval at an annual general ordinary stockholders' meeting. Within 15 calendar days prior to such meeting, such holders are entitled to inspect the books and records of the Company.
Also, the holders of common shares will receive a proportion of the profits subject to the provisions of law, statutes and established at general shareholders’ meeting. The dividend received by holders of common shares may not be higher than the dividend assigned to preferred shares.
Preferred shares
Holders of preferred shares are entitled to receive dividends based on the net profits of the preceding fiscal year, after deducting losses affecting the capital and once the amount that shall be legally set apart for the legal reserve has been deducted, but before creating or accruing for any other reserve, of a non-cumulative minimum preferred dividend equal to one percent (1%) yearly of the subscription price of the preferred share, provided this dividend is higher than the dividend assigned to common shares. If this is not the case, the dividend shall be increased to an amount that is equal to the per share dividend on the common shares.
Payment of the preferred dividend shall be made at the time and in the manner established in the general shareholders’ meeting and with the priority indicated by Colombian law.
Any dividend in shares requires the approval of 80% or more of the shares present at a shareholders’ meeting, which will include 80% or more of the outstanding preferred shares. In the event of absence of such holders of preferred shares, a stock dividend only has can be payable to the holders of common shares that approve this payment.
Reserved Shares
Stocks that are available between maximum authorized shares and paid-in shares. The Bank has not reserved shares.